Fathom OpCo Predecessor Period Acquisitions - PPC - Summary of Revenue and Net (Loss) Income Since Acquisition (Details) - P P C [Member] $ in Thousands	12 Months Ended
Dec. 22, 2021 USD ($)
Business Acquisition [Line Items]
Revenue	$ 6,993
Net (loss)	$ (34)